Bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of short-term bank loan

The bank loans as of December 31,2023 and 2024 are set out below:

2023

Bank loans	Currency	Period	Interest	Third party guarantee	Collateral/ Related party/ Directors’ personal guarantee	Carrying amount (S$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	1,275,625
						1,275,625

2024

Bank loans	Currency	Period	Interest	Third party guarantee	Directors’ personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	520,740	381,159
						520,740	381,159

Schedule of bank loans

December 31, 2023 (All amounts in S$)

Bank loans	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	1,275,625	754,024	521,601	-	-	-	-

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12 Bank loans (cont’d)

December 31, 2024 (All amounts in S$)

Bank loans	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
Secured fixed rate bank loans	520,740	520,740	-	-	-	-	-

December 31, 2024 (All amounts in US$)

Bank loans	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
Secured fixed rate bank loans	381,159	381,159	-	-	-	-	-